OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
Other Liabilities
OTHER LIABILITIES

The other liabilities balance consists of:

	At December 31	At December 31
(in thousands)	2020	2019

Debt obligations:
Lease obligations	$582	$739
Loan obligations	33	263
Flow-through share premium obligation (note 16)	22	902
	$637	$1,904

Other liabilities-by balance sheet presentation:
Current	$262	$1,372
Non-current	375	532
	$637	$1,904

Debt Obligations

At December 31, 2020, the Company’s debt obligations are comprised of lease liabilities associated with the accounting required under IFRS 16 and loan liabilities. The debt obligations continuity summary is as follows:

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Balance – January 1, 2019	$—	$—	$—
Adoption of IFRS 16	944	—	944
Accretion	76	—	76
Additions	38	632	670
Repayments	(293)	(369)	(662)
Liability adjustment gain (note 20)	(26)	—	(26)
Balance – December 31, 2019	$739	$263	$1,002

Accretion	56	—	56
Additions	26	—	26
Repayments	(237)	(230)	(467)
Liability adjustment gain (note 20)	(2)	—	(2)
Balance – December 31, 2020	$582	$33	$615

Debt Obligations – Scheduled Maturities

The following table outlines the Company’s scheduled maturities of its debt obligations at December 31, 2020:

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Maturity analysis – contractual undiscounted cash flows:
Next 12 months	$231	$9	$240
One to five years	457	26	483
More than five years	—	—	—
Total obligation – end of period - undiscounted	688	35	723
Present value discount adjustment	(106)	(2)	(108)
Total obligation – end of period - discounted	$582	$33	$615

Letters of Credit Facility

In 2020, the Company had a facility in place with BNS for credit of up to $24,000,000 with a one year term and a maturity date of January 31, 2021 (the “2020 Facility”). Use of the 2020 Facility is restricted to non-financial letters of credit in support of reclamation obligations.

The 2020 Facility contains a covenant to maintain a level of tangible net worth greater than or equal to the sum of $131,000,000 and a pledge of $9,000,000 in restricted cash and investments as collateral for the facility (see note 9). As additional security for the 2020 Facility, DMC has provided an unlimited full recourse guarantee and a pledge of all of the shares of DMI. DMI has provided a first-priority security interest in all present and future personal property and an assignment of its rights and interests under all material agreements relative to the McClean Lake and Midwest projects. The 2020 Facility is subject to letter of credit fees of 2.40% (0.40% on the $9,000,000 covered by pledged cash collateral) and standby fees of 0.75%.

At December 31, 2020, the Company was in compliance with its 2020 Facility covenants and $24,000,000 of the 2020 Facility was being utilized as collateral for certain letters of credit (December 31, 2019 - $24,000,000). During 2020, the Company incurred letter of credit and standby fees of $398,000 (2019 - $397,000).

In January 2021, the Company has entered into an agreement with BNS to amend the terms of the 2020 Facility to extend the maturity date to January 31, 2022 (see note 26).